REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE.
Disclosure of revenue from contracts with customers

Figures in million - SA rand	2018	2017	2016
Gold mining activities	19,656.7	23,473.6	27,501.3
PGM mining activities	23,355.4	17,898.7	3,739.4
Recycling activities	7,442.7	4,539.3	-
Stream	201.6	-	-
Total revenue from contracts with customers	50,656.4	45,911.6	31,240.7

The primary geographical markets are:

Figures in million - SA rand	2018	2017	2016
Southern Africa	34,810.3	36,750.0	31,240.7
United States	15,846.1	9,161.6	-
Total revenue from contracts with customers	50,656.4	45,911.6	31,240.7